Capital (Details) - Schedule of Shares Issued and Outstanding - Shares Issued and Outstanding Capital [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Capital (Details) - Schedule of Shares Issued and Outstanding [Line Items]
Balance				13,129,212
Balance				$ 1,636
Balance		22,231,318	13,129,212
Balance	$ 49,434,692	$ 7,255,695	$ 1,636
Shares issued to founders			5,626,806
Shares issued to founders			$ 1
Seed subscription			468,900
Seed subscription			$ 250,000
Private Placement		162,000	2,126,400
Private Placement			$ 4,804,058
Settlement of Bridge Loan			880,000
Settlement of Bridge Loan			$ 2,200,000
Balance			22,231,318
Balance	$ 50,188,451	$ 49,434,692	$ 7,255,695